Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
State Farm Stock and Bond Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STOCK AND BOND BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stock and Bond Balanced Fund (the “Fund”) seeks long-term growth of capital, balanced with current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in shares of the Large Cap Equity Index Fund and the Bond Fund. The Fund attempts to maintain approximately 60% of its assets in shares of the Large Cap Equity Index Fund and 40% of its assets in shares of the Bond Fund. The Large Cap Equity Index Fund primarily invests in stocks of issuers that are listed on the S&P 500® Index. The Bond Fund invests primarily in good quality bonds issued by domestic companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests substantially all its assets in the Large Cap Equity Index Fund and the Bond Fund, the risks of investing in the Fund are the same as the risks of investing in those underlying funds.

The Fund is subject to market risk associated with the stock and equity investments of the Large Cap Equity Index Fund. Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

The Fund is also subject to interest rate risk and credit risk associated with the bond investments of the Bond Fund. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:
  Are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility want to diversify your investments
  are seeking an income mutual fund for an asset allocation program are retired or nearing retirement
You may not want to invest in the Fund if you:
  are investing for maximum return over a long time horizon
  require stability of your principal

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

		The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500® Index and Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2013. State Farm Investment Management Corp. (“SFIMC”) computes the Blended Benchmark by using 60% S&P 500® Index and 40% Barclays Capital Government/Credit Intermediate Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 11.29%, during the second quarter of 2009. Worst quarter: -12.51%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500® Index and Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2013. State Farm Investment Management Corp. (“SFIMC”) computes the Blended Benchmark by using 60% S&P 500® Index and 40% Barclays Capital Government/Credit Intermediate Index.
State Farm Stock and Bond Balanced Fund | State Farm Stock and Bond Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	$ 591
2004	rr_AnnualReturn2004	7.26%
2005	rr_AnnualReturn2005	3.22%
2006	rr_AnnualReturn2006	11.03%
2007	rr_AnnualReturn2007	5.73%
2008	rr_AnnualReturn2008	(23.14%)
2009	rr_AnnualReturn2009	21.06%
2010	rr_AnnualReturn2010	11.46%
2011	rr_AnnualReturn2011	3.72%
2012	rr_AnnualReturn2012	10.77%
2013	rr_AnnualReturn2013	17.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.51%)
1 Year	rr_AverageAnnualReturnYear01	17.97%
5 Year	rr_AverageAnnualReturnYear05	12.83%
10 Year	rr_AverageAnnualReturnYear10	6.21%
State Farm Stock and Bond Balanced Fund | S&P 500® Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Year	rr_AverageAnnualReturnYear05	17.94%
10 Year	rr_AverageAnnualReturnYear10	7.41%
State Farm Stock and Bond Balanced Fund | Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Year	rr_AverageAnnualReturnYear05	3.96%
10 Year	rr_AverageAnnualReturnYear10	4.09%
State Farm Stock and Bond Balanced Fund | Blended Benchmark (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.10%
5 Year	rr_AverageAnnualReturnYear05	12.49%
10 Year	rr_AverageAnnualReturnYear10	6.35%